John Hancock Balanced Fund Average Annual Total Returns - Class A C I R2 R4 R5 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	8.47%	9.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	7.35%	8.91%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	6.15%	7.79%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	5.55%	6.94%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.82%	7.59%	8.64%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	16.00%	8.68%	9.74%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	15.58%	8.27%	9.32%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	15.79%	8.52%	9.58%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	16.06%	8.74%	9.80%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	16.09%	8.79%	9.86%